Related Party Transactions - Disclosure of Information About Key Management Personnel (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	$ 3,961,649	$ 4,101,441
Key management personnel compensation, share-based payment	12,377,331	8,830,606
Salaries, Employees Benefits and Directors Fee [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	3,320,106	3,164,827
Key management personnel compensation, share-based payment	11,534,811	7,696,538
Capitalized to Exploration and Evaluation Assets [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	641,543	936,614
Key management personnel compensation, share-based payment	$ 842,520	$ 1,134,068